UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Financial	25.11%
Consumer, Non-cyclical	20.09
Industrial	15.04
Consumer, Cyclical	13.46
Technology	7.69
Energy	5.33
Basic Materials	4.88
Communications	4.39
Utilities	2.29
Government Money Market Mutual Funds	0.37
Short Term Investments	1.35
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 809.30	$0.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.05
Investor Class
Actual	$1,000.00	$ 808.10	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.81
Class L
Actual	$1,000.00	$ 807.10	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.21% for the Institutional Class, 0.56% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.92%
25,795	AdvanSix Inc	$ 862,585
114,316	Allegheny Technologies Inc(a)	2,596,116
24,346	American Vanguard Corp	544,133
97,490	Arconic Corp(a)	2,734,594
29,688	Balchem Corp	3,851,721
45,038	Carpenter Technology Corp	1,257,011
45,868	Century Aluminum Co(a)	338,047
15,617	Clearwater Paper Corp(a)	525,200
31,834	Compass Minerals International Inc	1,126,605
49,941	GCP Applied Technologies Inc(a)	1,562,154
41,152	Glatfelter Corp	283,126
17,222	Hawkins Inc	620,509
48,937	HB Fuller Co	2,946,497
23,121	Innospec Inc	2,214,761
14,658	Kaiser Aluminum Corp	1,159,301
20,043	Koppers Holdings Inc	453,774
149,380	Livent Corp(a)(b)	3,389,432
36,307	Mercer International Inc(a)	477,437
15,399	Neenah Inc	525,722
12,533	Quaker Chemical Corp	1,873,934
55,554	Rayonier Advanced Materials Inc(a)	145,551
17,334	Rogers Corp(a)	4,543,068
29,105	Schweitzer-Mauduit International Inc	731,118
19,513	Stepan Co	1,977,643
32,547	Sylvamo Corp(a)	1,063,636
33,240	Trinseo PLC	1,278,410
12,686	Unifi Inc(a)	178,365
		39,260,450
Communications — 4.42%
53,085	A10 Networks Inc	763,362
45,197	ADTRAN Inc	792,303
27,623	AMC Networks Inc Class A(a)	804,382
9,947	ATN International Inc	466,614
33,075	CalAmp Corp(a)	137,923
60,626	Cars.com Inc(a)	571,703
39,260	Cogent Communications Holdings Inc	2,385,438
66,956	Consolidated Communications Holdings Inc(a)	468,692
25,051	ePlus Inc(a)	1,330,709
52,928	EW Scripps Co Class A(a)	660,012
121,338	Extreme Networks Inc(a)	1,082,335
135,406	Gannett Co Inc(a)	392,677
62,961	Gogo Inc(a)	1,019,339
96,261	Harmonic Inc(a)	834,583
22,138	HealthStream Inc(a)	480,616
28,332	InterDigital Inc	1,722,586
25,097	Liquidity Services Inc(a)	337,304
26,519	NETGEAR Inc(a)	491,132
31,951	Perficient Inc(a)	2,929,587
39,565	Plantronics Inc(a)	1,569,939
47,468	QuinStreet Inc(a)	477,528
Shares		Fair Value
Communications — (continued)
28,513	Scholastic Corp	$ 1,025,613
46,022	Shenandoah Telecommunications Co	1,021,688
21,490	Shutterstock Inc	1,231,592
24,573	TechTarget Inc(a)	1,614,938
90,929	Telephone & Data Systems Inc(a)	1,435,769
16,327	Thryv Holdings Inc(a)	365,562
210,010	Viavi Solutions Inc(a)	2,778,432
233,647	Vonage Holdings Corp(a)	4,401,909
61,394	Yelp Inc(a)	1,704,911
		35,299,178
Consumer, Cyclical — 13.55%
46,547	Abercrombie & Fitch Co Class A(a)	787,575
78,734	Academy Sports & Outdoors Inc	2,798,206
13,957	Allegiant Travel Co(a)	1,578,397
107,297	American Axle & Manufacturing Holdings Inc(a)	807,946
5,553	America's Car-Mart Inc(a)	558,632
20,447	Asbury Automotive Group Inc(a)	3,462,495
76,448	Bed Bath & Beyond Inc(a)(b)	379,947
26,428	Big Lots Inc(b)	554,195
21,311	BJ's Restaurants Inc(a)	462,023
74,313	Bloomin' Brands Inc	1,235,082
27,706	Boot Barn Holdings Inc(a)	1,909,221
40,322	Brinker International Inc(a)	888,294
27,457	Buckle Inc	760,284
34,780	Caleres Inc	912,627
17,208	Cato Corp Class A(a)	199,785
7,870	Cavco Industries Inc(a)	1,542,441
26,722	Century Communities Inc	1,201,688
45,122	Cheesecake Factory Inc	1,192,123
115,818	Chico's FAS Inc(a)	575,615
11,890	Children's Place Inc(a)	462,759
17,240	Chuy's Holdings Inc(a)	343,421
98,802	Cinemark Holdings Inc(a)	1,484,006
14,308	Conn's Inc(a)	114,750
35,922	Dave & Buster's Entertainment Inc(a)	1,177,523
55,481	Designer Brands Inc Class A	724,582
15,422	Dine Brands Global Inc	1,003,664
26,091	Dorman Products Inc(a)	2,862,444
18,723	El Pollo Loco Holdings Inc(a)	184,234
20,308	Ethan Allen Interiors Inc(a)	410,425
40,739	Fossil Group Inc(a)	210,621
40,524	G-III Apparel Group Ltd(a)	819,801
11,995	Genesco Inc(a)	598,670
30,449	Gentherm Inc(a)	1,900,322
39,652	GMS Inc(a)	1,764,514
19,073	Golden Entertainment Inc(a)	754,337
15,293	Group 1 Automotive Inc	2,596,751
33,103	Guess? Inc(b)	564,406
12,360	Haverty Furniture Cos Inc(b)	286,505
47,787	Hawaiian Holdings Inc(a)	683,832

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
68,251	Healthcare Services Group Inc	$ 1,188,250
11,202	Hibbett Inc	489,639
38,952	HNI Corp	1,351,245
21,564	Installed Building Products Inc	1,793,262
53,902	Interface Inc	675,931
25,347	iRobot Corp(a)(b)	931,502
19,400	Jack in the Box Inc	1,087,564
111,524	KAR Auction Services Inc(a)	1,647,210
42,927	Kontoor Brands Inc	1,432,474
39,587	La-Z-Boy Inc	938,608
23,414	LCI Industries	2,619,558
19,228	LGI Homes Inc(a)	1,670,913
26,875	LL Flooring Holdings Inc(a)	251,819
25,864	M/I Homes Inc(a)	1,025,766
19,607	Marcus Corp(a)(b)	289,595
19,532	MarineMax Inc(a)	705,496
52,295	MDC Holdings Inc	1,689,651
33,769	Meritage Homes Corp(a)	2,448,253
65,112	Meritor Inc(a)	2,365,519
34,407	Methode Electronics Inc	1,274,435
12,205	Monarch Casino & Resort Inc(a)	716,067
18,618	Motorcar Parts of America Inc(a)	244,268
15,225	Movado Group Inc	470,909
75,860	National Vision Holdings Inc(a)	2,086,150
40,290	ODP Corp(a)	1,218,370
16,768	OptimizeRx Corp(a)	459,276
14,207	Oxford Industries Inc	1,260,729
20,112	Patrick Industries Inc	1,042,606
10,245	PC Connection Inc	451,292
19,702	PetMed Express Inc(b)	392,070
22,179	PriceSmart Inc(a)	1,588,682
133,920	Resideo Technologies Inc(a)	2,600,726
29,029	Ruth's Hospitality Group Inc	472,012
98,904	Sally Beauty Holdings Inc(a)	1,178,936
23,285	ScanSource Inc(a)	725,095
36,139	Shake Shack Inc Class A(a)	1,426,768
15,385	Shoe Carnival Inc	332,470
43,611	Signet Jewelers Ltd	2,331,444
46,741	SkyWest Inc(a)	993,246
20,328	Sleep Number Corp(a)	629,152
17,851	Sonic Automotive Inc Class A	653,882
117,559	Sonos Inc(a)	2,120,764
17,394	Standard Motor Products Inc	782,556
69,026	Steven Madden Ltd	2,223,328
47,733	Titan International Inc(a)	720,768
94,974	Tri Pointe Homes Inc(a)	1,602,211
41,927	Tupperware Brands Corp(a)	265,817
13,960	UniFirst Corp	2,403,633
11,471	Universal Electronics Inc(a)	293,314
59,294	Urban Outfitters Inc(a)	1,106,426
12,900	Veritiv Corp	1,400,295
51,715	Vista Outdoor Inc(a)	1,442,849
44,479	Wabash National Corp	604,025
30,216	Winnebago Industries Inc	1,467,289
75,219	Wolverine World Wide Inc	1,516,415
58,785	World Fuel Services Corp	1,202,741
15,186	XPEL Inc(a)	697,493
Shares		Fair Value
Consumer, Cyclical — (continued)
14,920	Zumiez Inc(a)	$ 387,920
		108,142,827
Consumer, Non-Cyclical — 20.23%
28,744	Aaron's Co Inc	418,225
61,594	ABM Industries Inc	2,674,411
14,830	Addus HomeCare Corp(a)	1,235,042
41,470	Adtalem Global Education Inc(a)	1,491,676
42,443	Alarm.com Holdings Inc(a)	2,625,524
18,060	American Public Education Inc(a)	291,850
41,383	AMN Healthcare Services Inc(a)	4,540,129
34,711	Amphastar Pharmaceuticals Inc(a)	1,207,596
28,727	Andersons Inc	947,704
36,284	AngioDynamics Inc(a)	702,095
11,670	ANI Pharmaceuticals Inc(a)	346,249
13,672	Anika Therapeutics Inc(a)	305,159
43,254	Arcus Biosciences Inc(a)	1,096,056
81,714	Arlo Technologies Inc(a)	512,347
43,521	Avanos Medical Inc	1,189,864
57,682	Avid Bioservices Inc(a)	880,227
63,197	B&G Foods Inc(b)	1,502,825
28,084	BioLife Solutions Inc(a)	387,840
16,189	Calavo Growers Inc	675,405
34,635	Cal-Maine Foods Inc	1,711,315
38,838	Cara Therapeutics Inc(a)	354,591
36,948	Cardiovascular Systems Inc(a)	530,573
35,344	Celsius Holdings Inc(a)	2,306,549
8,733	Central Garden & Pet Co(a)	370,454
36,898	Central Garden & Pet Co Class A(a)	1,476,289
30,281	Chefs' Warehouse Inc(a)	1,177,628
4,243	Coca-Cola Consolidated Inc	2,392,628
59,341	Coherus Biosciences Inc(a)	429,629
32,170	Collegium Pharmaceutical Inc(a)	570,052
116,390	Community Health Systems Inc(a)	436,463
27,210	CONMED Corp	2,605,630
89,095	Corcept Therapeutics Inc(a)	2,118,679
111,791	CoreCivic Inc(a)	1,241,998
8,702	CorVel Corp(a)	1,281,544
97,414	Covetrus Inc	2,021,340
32,707	Cross Country Healthcare Inc(a)	681,287
37,912	CryoLife Inc(a)	715,779
15,319	Cutera Inc(a)(b)	574,463
79,187	Cytokinetics Inc(a)	3,111,257
40,280	Deluxe Corp	872,868
108,158	Dynavax Technologies Corp(a)(b)	1,361,709
10,504	Eagle Pharmaceuticals Inc(a)	466,693
48,702	Edgewell Personal Care Co	1,681,193
44,851	elf Beauty Inc(a)	1,376,029
53,102	Embecta Corp(a)	1,344,543
41,114	Emergent BioSolutions Inc(a)	1,276,179

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
17,020	Enanta Pharmaceuticals Inc(a)	$ 804,535
48,707	Ensign Group Inc	3,578,503
54,771	EVERTEC Inc	2,019,954
10,446	Forrester Research Inc(a)	499,737
31,298	Fresh Del Monte Produce Inc	924,230
18,155	Fulgent Genetics Inc(a)	989,992
44,102	Glaukos Corp(a)	2,003,113
49,988	Green Dot Corp Class A(a)	1,255,199
33,883	Hanger Inc(a)	485,205
21,281	Harmony Biosciences Holdings Inc(a)	1,037,874
18,024	Heidrick & Struggles International Inc	583,257
9,857	Heska Corp(a)	931,585
127,404	Hostess Brands Inc(a)	2,702,239
57,276	Innoviva Inc(a)	845,394
18,991	Inogen Inc(a)	459,202
30,425	Integer Holdings Corp(a)	2,149,830
16,431	Inter Parfums Inc	1,200,449
142,365	Ironwood Pharmaceuticals Inc(a)	1,641,468
18,014	iTeos Therapeutics Inc(a)	371,088
13,944	J & J Snack Foods Corp	1,947,419
8,064	John B Sanfilippo & Son Inc	584,559
14,089	Joint Corp(a)	215,703
31,498	Kelly Services Inc Class A	624,605
49,701	Korn Ferry	2,883,652
63,478	Lantheus Holdings Inc(a)	4,191,452
17,991	LeMaitre Vascular Inc	819,490
15,503	Ligand Pharmaceuticals Inc(a)	1,383,178
62,807	LiveRamp Holdings Inc(a)	1,621,049
10,643	Medifast Inc	1,921,168
40,051	Meridian Bioscience Inc(a)	1,218,351
46,978	Merit Medical Systems Inc(a)	2,549,496
11,677	MGP Ingredients Inc	1,168,751
11,379	ModivCare Inc(a)	961,526
31,056	Monro Inc	1,331,681
74,855	Myriad Genetics Inc(a)	1,360,115
21,309	National Beverage Corp	1,042,862
31,886	Natus Medical Inc(a)	1,044,904
170,240	Nektar Therapeutics(a)	646,912
116,237	NeoGenomics Inc(a)	947,332
40,903	Omnicell Inc(a)	4,652,716
63,876	OraSure Technologies Inc(a)	173,104
55,939	Organogenesis Holdings Inc(a)	272,982
18,126	Orthofix Medical Inc(a)	426,686
69,971	Owens & Minor Inc	2,200,588
41,821	Pacira BioSciences Inc(a)	2,438,164
79,102	Pediatrix Medical Group Inc(a)	1,661,933
24,078	Pennant Group Inc	308,439
63,873	Perdoceo Education Corp(a)	752,424
18,078	Phibro Animal Health Corp Class A	345,832
46,317	Prestige Consumer Healthcare Inc(a)	2,723,440
50,039	PROG Holdings Inc	825,644
30,358	Quanex Building Products Corp	690,645
42,441	RadNet Inc(a)	733,380
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
34,658	REGENXBIO Inc(a)	$ 856,053
49,432	Rent-A-Center Inc	961,452
28,826	Resources Connection Inc(a)	587,186
94,906	Select Medical Holdings Corp	2,241,680
5,395	Seneca Foods Corp Class A(a)	299,638
81,564	Simply Good Foods Co(a)	3,080,672
33,004	SpartanNash Co	995,731
21,085	Strategic Education Inc	1,488,179
49,240	Supernus Pharmaceuticals Inc(a)	1,424,021
12,787	Surmodics Inc(a)	476,060
16,354	Tootsie Roll Industries Inc(b)	578,114
52,192	TreeHouse Foods Inc(a)	2,182,669
31,454	TrueBlue Inc(a)	563,027
34,362	uniQure NV(a)	640,508
54,285	United Natural Foods Inc(a)	2,138,829
22,761	Universal Corp	1,377,040
11,964	US Physical Therapy Inc	1,306,469
10,510	USANA Health Sciences Inc(a)	760,504
52,368	Vanda Pharmaceuticals Inc(a)	570,811
36,930	Varex Imaging Corp	789,933
121,881	Vector Group Ltd	1,279,751
43,448	Vericel Corp(a)	1,094,021
19,004	Viad Corp(a)	524,700
68,143	Vir Biotechnology Inc(a)	1,735,602
12,577	WD-40 Co	2,532,505
47,844	WW International Inc(a)	305,723
54,738	Xencor Inc(a)	1,498,179
18,441	Zimvie Inc(a)	295,240
19,129	Zynex Inc	152,649
		161,407,568
Energy — 5.37%
123,499	Archrock Inc	1,021,337
21,287	Bristow Group Inc(a)	498,116
43,635	Callon Petroleum Co(a)	1,710,492
66,744	Civitas Resources Inc	3,490,044
29,588	CONSOL Energy Inc(a)	1,461,055
42,716	Core Laboratories NV	846,204
17,639	DMC Global Inc(a)	318,031
31,963	Dril-Quip Inc(a)	824,645
23,671	FutureFuel Corp	172,325
49,555	Green Plains Inc(a)	1,346,409
129,957	Helix Energy Solutions Group Inc(a)	402,867
97,410	Helmerich & Payne Inc	4,194,475
13,271	Laredo Petroleum Inc(a)	914,903
8,131	Nabors Industries Ltd(a)	1,088,741
101,682	NOW Inc(a)	994,450
91,773	Oceaneering International Inc(a)	980,136
54,623	Oil States International Inc(a)	296,057
41,724	Par Pacific Holdings Inc(a)	650,477
199,708	Patterson-UTI Energy Inc	3,147,398
87,990	PBF Energy Inc Class A(a)	2,553,470
77,786	ProPetro Holding Corp(a)	777,860
19,396	Ranger Oil Corp Class A(a)	637,546

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Energy — (continued)
4,961	REX American Resources Corp(a)	$ 420,693
64,963	RPC Inc(a)	448,894
112,704	SM Energy Co	3,853,350
1,032,942	Southwestern Energy Co(a)	6,455,887
75,691	SunCoke Energy Inc	515,456
37,626	Talos Energy Inc(a)	582,074
68,638	US Silica Holdings Inc(a)	783,846
47,753	Warrior Met Coal Inc	1,461,719
		42,848,957
Financial — 25.28%
87,216	Acadia Realty Trust REIT	1,362,314
69,568	Agree Realty Corp REIT	5,017,940
66,869	Alexander & Baldwin Inc REIT	1,200,299
17,213	Allegiance Bancshares Inc	649,963
41,166	Ambac Financial Group Inc(a)	467,234
48,411	American Assets Trust Inc REIT	1,437,807
71,140	American Equity Investment Life Holding Co	2,601,590
60,712	Ameris Bancorp	2,439,408
17,745	AMERISAFE Inc	922,917
121,357	Apollo Commercial Real Estate Finance Inc REIT	1,266,967
63,109	Armada Hoffler Properties Inc REIT	810,320
97,609	ARMOUR Residential Inc REIT(b)	687,167
59,184	Assured Guaranty Ltd	3,301,875
49,299	Axos Financial Inc(a)	1,767,369
15,026	B Riley Financial Inc	634,848
48,624	Banc of California Inc	856,755
17,501	BancFirst Corp	1,675,021
51,957	Bancorp Inc(a)	1,014,201
75,361	BankUnited Inc	2,680,591
31,612	Banner Corp	1,776,911
43,610	Berkshire Hills Bancorp Inc	1,080,220
43,343	Blucora Inc(a)	800,112
157,928	Brandywine Realty Trust REIT	1,522,426
29,901	Brightsphere Investment Group Inc	538,517
70,839	Brookline Bancorp Inc	942,867
118,880	Capitol Federal Financial Inc(a)	1,091,318
90,402	CareTrust Inc REIT	1,667,013
14,154	Centerspace REIT	1,154,259
25,124	Central Pacific Financial Corp	538,910
45,568	Chatham Lodging Trust REIT(a)	476,186
13,839	City Holding Co	1,105,459
72,536	Columbia Banking System Inc	2,078,156
49,753	Community Bank System Inc	3,148,370
21,722	Community Healthcare Trust Inc REIT	786,554
27,726	Customers Bancorp Inc(a)	939,911
122,328	CVB Financial Corp	3,034,958
193,760	DiamondRock Hospitality Co REIT(a)	1,590,770
29,573	Dime Community Bancshares Inc	876,839
Shares		Fair Value
Financial — (continued)
221,376	Diversified Healthcare Trust REIT	$ 402,904
66,480	Douglas Elliman Inc	318,439
29,555	Eagle Bancorp Inc	1,401,203
83,419	Easterly Government Properties Inc REIT	1,588,298
22,425	eHealth Inc(a)	209,225
51,752	Ellington Financial Inc REIT(b)	759,202
25,496	Employers Holdings Inc	1,068,027
22,395	Encore Capital Group Inc(a)	1,293,759
29,709	Enova International Inc(a)	856,213
120,807	Essential Properties Realty Trust Inc REIT	2,596,142
49,600	EZCORP Inc Class A(a)	372,496
32,403	FB Financial Corp	1,270,846
32,059	First Bancorp	1,118,859
181,733	First BanCorp	2,346,173
86,984	First Commonwealth Financial Corp	1,167,325
86,718	First Financial Bancorp	1,682,329
118,000	First Hawaiian Inc	2,679,780
48,932	Flagstar Bancorp Inc	1,734,639
74,876	Four Corners Property Trust Inc REIT	1,990,953
77,206	Franklin BSP Realty Trust Inc REIT(b)	1,040,737
89,310	Franklin Street Properties Corp REIT	372,423
469,291	Genworth Financial Inc Class A(a)	1,656,597
114,487	GEO Group Inc REIT(b)	755,614
37,507	Getty Realty Corp REIT	993,935
95,340	Global Net Lease Inc REIT	1,350,014
48,969	Granite Point Mortgage Trust Inc REIT(a)	468,633
28,817	Hanmi Financial Corp(a)	646,653
7,145	HCI Group Inc(b)	484,145
31,891	Heritage Financial Corp	802,378
29,726	Hersha Hospitality Trust REIT(a)	291,612
45,912	Hilltop Holdings Inc	1,224,014
17,075	HomeStreet Inc	591,990
110,619	Hope Bancorp Inc	1,530,967
38,110	Horace Mann Educators Corp	1,462,662
43,207	Independent Bank Corp	3,431,932
33,578	Independent Bank Group Inc	2,280,282
60,670	Industrial Logistics Properties Trust REIT	854,234
25,789	Innovative Industrial Properties Inc REIT	2,833,437
30,553	Invesco Mortgage Capital Inc REIT(b)	448,518
76,245	iStar Inc REIT(a)	1,045,319
34,372	James River Group Holdings Ltd	851,738
46,095	KKR Real Estate Finance Trust Inc REIT	804,358
23,372	Lakeland Financial Corp	1,552,368
10,223	LendingTree Inc(a)	447,972
36,421	LTC Properties Inc REIT	1,398,202

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
264,267	LXP Industrial Trust REIT	$ 2,838,228
22,431	Marcus & Millichap Inc	829,723
27,414	Meta Financial Group Inc	1,060,099
68,052	Mr Cooper Group Inc(a)	2,500,230
27,470	National Bank Holdings Corp Class A	1,051,277
39,262	NBT Bancorp Inc	1,475,859
352,809	New York Mortgage Trust Inc REIT	973,753
21,306	NexPoint Residential Trust Inc REIT	1,331,838
79,448	NMI Holdings Inc Class A(a)	1,322,809
39,405	Northfield Bancorp Inc	513,447
116,698	Northwest Bancshares Inc	1,493,734
45,444	Office Properties Income Trust REIT	906,608
44,820	OFG Bancorp	1,138,428
52,354	Orion Office Inc REIT	573,800
87,415	Pacific Premier Bancorp Inc	2,556,015
22,287	Palomar Holdings Inc(a)	1,435,283
13,377	Park National Corp	1,621,961
85,763	PennyMac Mortgage Investment Trust REIT	1,186,102
13,178	Piper Sandler Cos(a)	1,493,858
36,586	PRA Group Inc(a)	1,330,267
12,597	Preferred Bank	856,848
49,790	ProAssurance Corp	1,176,538
68,511	Provident Financial Services Inc	1,525,055
17,484	RE/MAX Holdings Inc Class A	428,708
63,076	Ready Capital Corp REIT	751,866
108,940	Realogy Holdings Corp(a)	1,070,880
109,837	Redwood Trust Inc REIT(a)	846,843
51,501	Renasant Corp	1,483,744
115,845	Retail Opportunity Investments Corp REIT	1,828,034
77,883	RPT Realty REIT	765,590
36,490	S&T Bancorp Inc	1,000,921
14,139	Safehold Inc REIT	500,096
13,048	Safety Insurance Group Inc	1,266,961
12,075	Saul Centers Inc REIT	568,853
56,219	Seacoast Banking Corp of Florida	1,857,476
114,115	Selectquote Inc(a)	283,005
152,874	Service Properties Trust REIT	799,531
45,137	ServisFirst Bancshares Inc	3,562,212
116,669	Simmons First National Corp Class A	2,480,383
78,565	SiriusPoint Ltd(a)	425,822
167,146	SITE Centers Corp REIT	2,251,457
29,553	Southside Bancshares Inc	1,105,873
30,737	St Joe Co	1,215,956
24,804	Stewart Information Services Corp	1,233,999
15,815	StoneX Group Inc(a)	1,234,677
98,149	Summit Hotel Properties Inc REIT(a)	713,543
97,263	Tanger Factory Outlet Centers Inc REIT	1,383,080
10,736	Tompkins Financial Corp	774,066
Shares		Fair Value
Financial — (continued)
22,034	Triumph Bancorp Inc(a)	$ 1,378,447
32,248	Trupanion Inc(a)	1,943,264
17,678	TrustCo Bank Corp NY	545,190
56,715	Trustmark Corp	1,655,511
320,638	Two Harbors Investment Corp REIT	1,596,777
96,800	United Community Banks Inc(a)	2,922,392
19,669	United Fire Group Inc	673,270
220,911	Uniti Group Inc REIT	2,080,982
11,664	Universal Health Realty Income Trust REIT	620,641
24,886	Universal Insurance Holdings Inc	324,265
101,495	Urban Edge Properties REIT	1,543,739
28,572	Urstadt Biddle Properties Inc REIT Class A	462,866
74,140	Veris Residential Inc REIT	981,614
49,548	Veritex Holdings Inc	1,449,774
6,449	Virtus Investment Partners Inc	1,102,908
28,082	Walker & Dunlop Inc	2,705,420
80,270	Washington REIT	1,710,554
24,824	Westamerica BanCorp	1,381,704
42,728	Whitestone REIT	459,326
99,170	WisdomTree Investments Inc	502,792
3,298	World Acceptance Corp(a)(b)	370,168
59,711	WSFS Financial Corp	2,393,814
104,633	Xenia Hotels & Resorts Inc REIT(a)	1,520,317
		201,772,959
Industrial — 15.14%
39,063	AAON Inc	2,139,090
30,955	AAR Corp(a)	1,295,157
34,580	Advanced Energy Industries Inc	2,523,648
68,975	Aerojet Rocketdyne Holdings Inc	2,800,385
21,255	AeroVironment Inc(a)	1,747,161
9,083	Alamo Group Inc	1,057,534
28,965	Albany International Corp Class A	2,282,152
15,040	American Woodmark Corp(a)	676,950
20,623	Apogee Enterprises Inc	808,834
35,500	Applied Industrial Technologies Inc	3,414,035
22,577	ArcBest Corp	1,588,744
45,021	Arcosa Inc	2,090,325
20,883	Astec Industries Inc	851,609
24,085	Atlas Air Worldwide Holdings Inc(a)	1,486,285
22,868	AZZ Inc	933,472
27,270	Badger Meter Inc	2,205,870
42,876	Barnes Group Inc	1,335,159
32,227	Benchmark Electronics Inc	727,041
36,753	Boise Cascade Co	2,186,436
44,230	Brady Corp Class A	2,089,425
19,156	CIRCOR International Inc(a)	313,967
33,156	Comfort Systems USA Inc	2,756,921

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
24,469	Comtech Telecommunications Corp	$ 221,934
28,869	CTS Corp	982,989
25,336	Dorian LPG Ltd	385,107
15,370	DXP Enterprises Inc(a)	470,783
18,386	Encore Wire Corp	1,910,673
55,740	Enerpac Tool Group Corp	1,060,175
19,109	EnPro Industries Inc	1,565,600
23,744	ESCO Technologies Inc	1,623,377
47,949	Exponent Inc	4,385,895
33,906	Fabrinet (a)	2,749,777
16,762	FARO Technologies Inc(a)	516,772
55,932	Federal Signal Corp	1,991,179
24,695	Forward Air Corp	2,270,952
35,833	Franklin Electric Co Inc	2,625,126
30,169	Gibraltar Industries Inc(a)	1,169,049
41,304	Granite Construction Inc	1,203,599
30,512	Greenbrier Cos Inc	1,098,127
44,175	Griffon Corp	1,238,225
71,746	Harsco Corp(a)	510,114
11,290	Haynes International Inc	369,973
42,493	Heartland Express Inc	591,078
66,076	Hillenbrand Inc	2,706,473
31,248	Hub Group Inc Class A(a)	2,216,733
26,008	Ichor Holdings Ltd(a)	675,688
17,836	Insteel Industries Inc(a)	600,538
41,447	Itron Inc(a)	2,048,725
29,339	John Bean Technologies Corp	3,239,612
26,009	Kaman Corp	812,781
84,369	Knowles Corp(a)	1,462,115
10,103	Lindsay Corp	1,341,881
54,106	Marten Transport Ltd	910,063
18,862	Materion Corp	1,390,695
37,364	Matson Inc	2,723,088
28,919	Matthews International Corp Class A	829,108
4,800	Mesa Laboratories Inc	978,912
27,021	Moog Inc Class A	2,145,197
52,450	Mueller Industries Inc	2,795,061
33,130	Myers Industries Inc	753,045
15,617	MYR Group Inc(a)	1,376,326
4,511	National Presto Industries Inc	296,102
10,941	NV5 Global Inc(a)	1,277,252
145,546	O-I Glass Inc(a)	2,037,644
8,224	Olympic Steel Inc	211,768
14,735	OSI Systems Inc(a)	1,258,958
17,837	Park Aerospace Corp	227,600
54,793	PGT Innovations Inc(a)	911,756
25,829	Plexus Corp(a)	2,027,577
7,630	Powell Industries Inc	178,313
25,278	Proto Labs Inc(a)	1,209,300
55,957	Sanmina Corp(a)	2,279,129
42,657	SPX Corp(a)	2,253,996
11,023	Standex International Corp	934,530
16,412	Sturm Ruger & Co Inc	1,044,624
17,027	Tennant Co	1,008,850
37,934	TimkenSteel Corp(a)	709,745
24,130	Tredegar Corp	241,300
64,482	Trinity Industries Inc	1,561,754
Shares		Fair Value
Industrial — (continued)
59,307	Triumph Group Inc(a)	$ 788,190
93,110	TTM Technologies Inc(a)	1,163,875
58,001	UFP Industries Inc	3,952,188
		120,831,196
Technology — 7.75%
119,741	3D Systems Corp(a)	1,161,488
110,667	8x8 Inc(a)	569,935
17,799	Agilysys Inc(a)	841,359
106,550	Allscripts Healthcare Solutions Inc(a)	1,580,137
19,957	Alpha & Omega Semiconductor Ltd(a)	665,366
35,048	Apollo Medical Holdings Inc(a)	1,352,502
30,483	Axcelis Technologies Inc(a)	1,671,688
35,899	Cerence Inc(a)	905,732
21,548	CEVA Inc(a)	723,151
45,526	Cohu Inc(a)	1,263,347
13,616	Computer Programs and Systems Inc(a)	435,304
14,681	Consensus Cloud Solutions Inc(a)	641,266
31,395	Corsair Gaming Inc(a)(b)	412,216
28,565	CSG Systems International Inc	1,704,759
64,731	Diebold Nixdorf Inc(a)	146,939
32,203	Digi International Inc(a)	779,957
82,339	Digital Turbine Inc(a)	1,438,462
41,695	Diodes Inc(a)	2,692,246
26,143	Donnelley Financial Solutions Inc(a)	765,729
21,346	Ebix Inc	360,747
30,803	ExlService Holdings Inc(a)	4,538,206
71,956	FormFactor Inc(a)	2,786,856
32,330	Insight Enterprises Inc(a)	2,789,432
54,398	Kulicke & Soffa Industries Inc(b)	2,328,778
63,271	LivePerson Inc(a)	894,652
19,128	Loyalty Ventures Inc(a)	68,287
25,349	ManTech International Corp Class A	2,419,562
65,438	MaxLinear Inc(a)	2,223,583
67,913	NetScout Systems Inc(a)	2,298,855
51,380	NextGen Healthcare Inc(a)	896,067
30,490	OneSpan Inc(a)	362,831
45,744	Onto Innovation Inc(a)	3,190,187
27,843	PDF Solutions Inc(a)	598,903
56,598	Photronics Inc(a)	1,102,529
148,345	Pitney Bowes Inc	537,009
40,407	Progress Software Corp	1,830,437
102,706	Rambus Inc(a)	2,207,152
14,874	Simulations Plus Inc(b)	733,734
43,595	SMART Global Holdings Inc(a)	713,650
33,366	SPS Commerce Inc(a)	3,772,026
16,876	TTEC Holdings Inc	1,145,712
41,399	Ultra Clean Holdings Inc(a)	1,232,448
60,601	Unisys Corp(a)	729,030
48,035	Veeco Instruments Inc(a)	931,879

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
95,564	Xperi Holding Corp	$ 1,378,989
		61,823,124
Utilities — 2.31%
34,056	American States Water Co	2,775,905
66,792	Avista Corp	2,906,120
49,549	California Water Service Group	2,752,447
16,518	Chesapeake Utilities Corp	2,139,907
16,211	Middlesex Water Co	1,421,380
31,475	Northwest Natural Holding Co	1,671,322
113,159	South Jersey Industries Inc	3,863,248
14,891	Unitil Corp	874,400
		18,404,729
TOTAL COMMON STOCK — 98.97% (Cost $744,057,369)		$789,790,988
GOVERNMENT MONEY MARKET MUTUAL FUNDS
154,000	BlackRock FedFund Institutional Class(c), 1.32%(d)	154,000
1,002,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 1.46%(d)	1,002,000
297,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 1.38%(d)	297,000
297,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.84%(d)	297,000
1,232,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(c), 1.38%(d)	1,232,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.37% (Cost $2,982,000)		$ 2,982,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.36%
$3,278,690	Undivided interest of 3.01% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $3,278,690 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(c)	$ 3,278,690
3,278,690	Undivided interest of 3.03% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $3,278,690 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(c)	3,278,690
988,764	Undivided interest of 4.68% in a repurchase agreement (principal amount/value $21,131,348 with a maturity value of $21,132,228) with Citigroup Global Markets Inc, 1.50%, dated 6/30/22 to be repurchased at $988,764 on 7/1/22 collateralized by U.S. Treasury securities, 1.88% - 3.25%, 6/30/24 - 5/15/52, with a value of $21,553,975.(c)	988,764

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,278,690	Undivided interest of 6.44% in a repurchase agreement (principal amount/value $51,006,030 with a maturity value of $51,008,198) with Scotia Capital (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $3,278,690 on 7/1/22 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 2/15/24 - 1/20/64, with a value of $52,028,378.(c)	$ 3,278,690
TOTAL SHORT TERM INVESTMENTS — 1.36% (Cost $10,824,834)		$ 10,824,834
TOTAL INVESTMENTS — 100.70% (Cost $757,864,203)		$803,597,822
OTHER ASSETS & LIABILITIES, NET — (0.70)%		$ (5,577,204)
TOTAL NET ASSETS — 100.00%		$798,020,618
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2022.
REIT	Real Estate Investment Trust
At June 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 Index	93	USD	15,884,400	September 2022	$24,639
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $13,427,971 of securities on loan)(a)	$792,772,988
Repurchase agreements, fair value(b)	10,824,834
Cash pledged on futures contracts	3,073,223
Dividends receivable	869,293
Subscriptions receivable	1,296,160
Receivable for investments sold	8,748,047
Total Assets	817,584,545
LIABILITIES:
Payable for director fees	7,369
Payable for distribution fees	4,991
Payable for other accrued fees	69,532
Payable for shareholder services fees	139,798
Payable to custodian	4,334,166
Payable to investment adviser	125,250
Payable upon return of securities loaned	13,806,834
Redemptions payable	1,068,055
Variation margin on futures contracts	7,932
Total Liabilities	19,563,927
NET ASSETS	$798,020,618
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,844,423
Paid-in capital in excess of par	709,799,526
Undistributed/accumulated earnings	79,376,669
NET ASSETS	$798,020,618
NET ASSETS BY CLASS
Investor Class	$448,551,322
Class L	$27,578,060
Institutional Class	$321,891,236
CAPITAL STOCK:
Authorized
Investor Class	140,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	38,267,164
Class L	1,635,612
Institutional Class	48,541,458
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.72
Class L	$16.86
Institutional Class	$6.63
(a) Cost of investments	$747,039,369
(b) Cost of repurchase agreements	$10,824,834
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Income from securities lending	$37,219
Dividends	5,898,305
Foreign withholding tax	(4,434)
Total Income	5,931,090
EXPENSES:
Management fees	767,596
Shareholder services fees – Investor Class	811,280
Shareholder services fees – Class L	17,201
Audit and tax fees	15,042
Custodian fees	11,304
Director's fees	16,274
Distribution fees – Class L	12,266
Legal fees	2,432
Pricing fees	1,380
Registration fees	41,026
Shareholder report fees	6,608
Transfer agent fees	6,457
Other fees	5,490
Total Expenses	1,714,356
Less amount waived by investment adviser	36,129
Net Expenses	1,678,227
NET INVESTMENT INCOME	4,252,863
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	19,257,309
Net realized loss on futures contracts	(1,453,198)
Net Realized Gain	17,804,111
Net change in unrealized depreciation on investments	(194,723,861)
Net change in unrealized depreciation on futures contracts	(416,889)
Net Change in Unrealized Depreciation	(195,140,750)
Net Realized and Unrealized Loss	(177,336,639)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(173,083,776)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West S&P Small Cap 600® Index Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$4,252,863	$8,587,407
Net realized gain	17,804,111	111,969,771
Net change in unrealized appreciation (depreciation)	(195,140,750)	77,370,006
Net Increase (Decrease) in Net Assets Resulting from Operations	(173,083,776)	197,927,184
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,109,664)	(49,496,564)
Class L	(65,123)	(171,391)
Institutional Class	(2,610,530)	(65,357,411)
From Net Investment Income and Net Realized Gains	(3,785,317)	(115,025,366)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	120,765,501	173,502,094
Class L	28,802,190	229,158
Institutional Class	65,205,895	83,735,683
Shares issued in reinvestment of distributions
Investor Class	1,109,664	49,496,564
Class L	65,123	171,391
Institutional Class	2,610,530	65,357,411
Shares redeemed
Investor Class	(77,414,883)	(214,671,970)
Class L	(908,631)	(283,396)
Institutional Class	(42,738,757)	(160,186,263)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	97,496,632	(2,649,328)
Total Increase (Decrease) in Net Assets	(79,372,461)	80,252,490
NET ASSETS:
Beginning of Period	877,393,079	797,140,589
End of Period	$798,020,618	$877,393,079
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,317,112	11,391,923
Class L	1,556,851	11,044
Institutional Class	9,083,004	8,985,765
Shares issued in reinvestment of distributions
Investor Class	95,578	3,360,488
Class L	3,900	8,112
Institutional Class	397,341	7,703,537
Shares redeemed
Investor Class	(5,909,238)	(14,242,691)
Class L	(49,736)	(13,482)
Institutional Class	(5,659,616)	(17,356,391)
Net Increase (Decrease)	8,835,196	(151,695)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2022 (Unaudited)	$14.54	0.06	(2.85)	(2.79)	(0.03)	-	(0.03)	$11.72	(19.19%) (d)
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
Class L
06/30/2022 (Unaudited)	$20.94	0.09	(4.13)	(4.04)	(0.04)	-	(0.04)	$16.86	(19.29%) (d)
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
Institutional Class
06/30/2022 (Unaudited)	$ 8.26	0.05	(1.63)	(1.58)	(0.05)	-	(0.05)	$ 6.63	(19.07%) (d)
12/31/2021	$ 7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$ 8.26	26.40%
12/31/2020	$ 7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$ 7.87	11.47%
12/31/2019	$ 7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$ 7.93	22.51%
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$448,551	0.57% (f)	0.56% (f)	0.91% (f)	10% (d)
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
Class L
06/30/2022 (Unaudited)	$ 27,578	1.19% (f)	0.80% (f)	0.96% (f)	10% (d)
12/31/2021	$ 2,609	0.97%	0.81%	0.62%	20%
12/31/2020	$ 2,121	0.87%	0.81%	0.87%	24%
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
Institutional Class
06/30/2022 (Unaudited)	$321,891	0.21% (f)	0.21% (f)	1.26% (f)	10% (d)
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective March 18, 2022 the Class L shares were reopened to new investors. Prior to March 18, 2022 Class L shares were closed to new investors where existing shareholders could continue to contribute, reinvest dividends and capital gains arising from Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2022

As of June 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$764,374,595
Gross unrealized appreciation on investments	164,935,204
Gross unrealized depreciation on investments	(125,687,338)
Net unrealized appreciation on investments	$39,247,866
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2022

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 90 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$24,639 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(1,453,198)	Net change in unrealized depreciation on futures contracts	$(416,889)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The

Semi-Annual Report - June 30, 2022

agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$45,156	$54,850	$18,348	$36,129	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $175,518,963 and $80,405,525, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $13,427,971 and received collateral as reported on the Statement of Assets and Liabilities of $13,806,834 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2022

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West S&P Small Cap 600® Index Fund changed its name to the Empower S&P Small Cap 600® Index Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P Small Cap 600 Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Great-West Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Empower is a wholly-owned subsidiary of GWL&A; references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)

The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap ® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2021 were in the third, third, second and first quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for each period reviewed. As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2021 were in the third, third and second quintiles, respectively, of its performance universe, exceeding the performance universe median for each period reviewed.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although each class underperformed the Index, with the exception the Institutional Class’s approximation or slight underperformance of the Index for the three- and five-year periods ended December 31, 2021, respectively, any underperformance observed was primarily a result of the Fund’s expenses. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its operational risk controls, among other things.

In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee and total annual operating expense ratio for each class was lower than its respective peer group median contractual management fee and median expense ratio. The Board further observed that the total annual operating expense ratio for each class of the Fund ranked in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.

With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below that of the Fund’s peer group. In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints. Also considered by the Board was its observation regarding the Fund’s Contractual Management Fee for each class being below its peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.

The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022